SIGNIFICANT COMMITMENTS AND AGREEMENTS - Radio Frequency Usage (Details) - IDR (Rp) Rp in Millions	Dec. 31, 2023	Dec. 31, 2022
KCIC
Disclosure of Significant Commitments and Agreements [Line Items]
Annual utilization fees receivable	Rp 878,000
Network Recovery Fees	1,250,000
Telkomsel
Disclosure of Significant Commitments and Agreements [Line Items]
Amount of performance bond	617,150	Rp 1,030,000
Amount of surety bond	Rp 360,000